Issued Share Capital and Other Reserves	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Issued share capital and other reserves	Issued share capital and other reserves
As at each of December 31, 2020, 2019, and 2018, the authorized and subscribed share capital was comprised of 403,032,520 shares, at a par value €0.000625 each. As at December 31, 2020, 2019, and 2018, the Company had 193,614,910, 187,492,667, and 183,901,040 ordinary shares issued and fully paid, respectively.
The Group has incentive stock plans under which options and restricted stock to subscribe to the Company’s share capital have been granted to executives and certain employees. Options exercised or restricted stock vesting under these plans are settled via either the issuance of new shares or issuance of shares from treasury.
On October 17, 2016, the Group issued, for €27 million in cash, warrants to acquire 5,120,000 ordinary shares to certain members of key management. The exercise price of each warrant was US$50.61, which was equal to 1.2 times the fair market value of ordinary shares on the date of issuance. On October 4, 2019, the Company issued 1,600,000 ordinary shares upon the exercise of 1,600,000 of these warrants, for cash of €74 million. On October 17, 2019, the Company issued 1,991,627 shares upon the effective net settlement of the remaining 3,520,000 warrants.
On July 13, 2017, the Group issued, for €9 million in cash, a warrant to acquire 1,600,000 ordinary shares to a holder that is an employee and a member of management of the Group. The exercise price of each warrant is US$89.73, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates upon the effective net settlement of all 1,600,000 outstanding warrants that were granted on July 13, 2017.
On December 15, 2017, the Group issued 8,552,440 ordinary shares in exchange for a non-controlling equity interest in TME valued at €910 million. For further details, please see Note 24. The ordinary shares issued are subject to certain transfer restrictions for a period of up to three years from December 15, 2017, subject to limited exceptions, including transfers with the Group’s prior consent; transfers to certain permitted transferees; transfers pursuant to a tender offer or exchange offer recommended by the Group’s board of directors for a majority of the Group’s issued and outstanding securities; transfers pursuant to mergers, consolidations, or other business combination transactions approved by the Group’s board of directors; transfers to the Group or any of its subsidiaries; or transfers that are necessary to avoid regulation as an “investment company” under the U.S. Investment Company Act of 1940, as amended.
On December 15 and 29, 2017, the Group entered into exchange agreements with holders of a portion of its Convertible Notes, pursuant to which the Group exchanged an aggregate of US$411 million in principal of Convertible Notes, plus accrued interest of US$37 million, for an aggregate of 6,554,960 ordinary shares.
In January 2018, the Group entered into an exchange agreement with holders of the remaining balance of its Convertible Notes, pursuant to which the Group exchanged the remaining of US$628 million of Convertible Notes, plus accrued interest, for 9,431,960 ordinary shares.
On February 16, 2018, the Company issued 10 beneficiary certificates per ordinary share held of record to entities beneficially owned by the Group’s founders, Daniel Ek and Martin Lorentzon. The beneficiary certificates carry no economic rights and are issued to provide the holders of such beneficiary certificates with additional voting rights. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked. The Company may issue additional beneficiary certificates under the total authorized amount at the discretion of its Board of Directors, of which the Group’s founders are members.
On April 3, 2018, the Group completed a direct listing of the Company’s ordinary shares on the NYSE. Upon the direct listing, the option for the Convertible Noteholders to unwind the January 2018 exchange transaction expired and, as a result, the Company reclassified the Convertible Notes balance of €1.1 billion to Other paid in capital within Equity.
On November 5, 2018, the Company announced that it would commence a share repurchase program beginning in the fourth quarter of 2018. Repurchases of up to 10,000,000 of the Company’s ordinary shares have been authorized by the Company’s general meeting of shareholders and the Board of Directors approved such repurchase up to the amount of US$1.0 billion. The authorization to repurchase will expire on April 21, 2021 unless renewed by decision of a general meeting of shareholders of the Company. Through December 31, 2020, there have been 4,366,427 shares repurchased for €510 million under this program.
On July 1, 2019, the Group issued, for €15 million in cash, a warrant to acquire 800,000 ordinary shares to a holder that is an employee and a member of management of the Group. The exercise price of each warrant is US$190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through July 1, 2022.
No dividends were paid during the year or are proposed.
All outstanding shares have equal rights to vote at general meetings.
For the year ended December 31, 2020 and 2019, the Company repurchased, in total, 5,038,200 and 3,679,156 of its own ordinary shares, respectively, and reissued 4,802,847 and 3,557,405 treasury shares, respectively, upon the exercise of stock options, restricted stock units, and contingently issuable shares. As of December 31, 2020 and 2019, the Company had 3,402,063 and 3,166,710 ordinary shares held as treasury shares, respectively.
As of December 31, 2020 and 2019, the Group’s founders held 365,014,840 and 378,201,910 beneficiary certificates, respectively.
Other reserves

	2020	2019	2018
	(in € millions)
Currency translation
At January 1	(11)	(15)	(7)
Currency translation	(43)	4	(6)
Gains reclassified to consolidated statement of operations	—	—	(2)
At December 31	(54)	(11)	(15)
Short term investments
At January 1	1	(4)	(5)
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	8	7	(2)
(Gains)/losses reclassified to consolidated statement of operations	(3)	—	2
Deferred tax	(1)	(2)	1
At December 31	5	1	(4)
Long term investments
At January 1	444	561	(11)
Gains/(losses) on fair value not to be subsequently reclassified to consolidated statement of operations	777	(149)	720
Deferred tax	(162)	32	(148)
At December 31	1,059	444	561
Cash flow hedges
At January 1	(4)	(1)	—
Gains/(losses) on fair value that may be subsequently reclassified to consolidated statement of operations	5	(7)	1
(Gains)/losses reclassified to revenue	(15)	10	(5)
Losses/(gains) reclassified to cost of revenue	11	(7)	3
Deferred tax	—	1	—
At December 31	(3)	(4)	(1)
Share-based compensation
At January 1	494	334	200
Share-based compensation (Note 19)	181	127	88
Income tax impact associated with share-based payments (Note 10)	34	26	48
Issuance of share-based compensation in conjunction with business combinations (Note 5)	—	13	—
Restricted stock units withheld for employee taxes	(29)	(6)	(2)
At December 31	680	494	334
Other reserves at December 31	1,687	924	875
Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.
Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through Other Comprehensive Income (“OCI”).
Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.
Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.
Share-based compensation reserve recognizes the grant date fair value of equity-settled awards provided to employees as part of their remuneration. For further details, please see Note 19.